Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Dec. 21, 2016	Oct. 11, 2016	Jun. 05, 2013	Jan. 31, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities						$ 426	$ 490
Cash guarantees for liabilities						209
Property collateral given for remaining own liabilities						217
Collateral and other credit enhancements value						326
Commitments to purchase property plant and equipment						550	817
Contractual commitments to acquire loans to customers						$ 16	11
Ownership interest						100.00%
Disposal of business in cash						$ 42	653	$ 72
Other commitments						1,834	1,768
Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Loaned securities						17
Ordinary shares [member] | Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Stock lending arrangements value						$ 19
Grupo Modelo [member]
Disclosure of collateral and contractual commitments [line items]
Shares reserved for issue under options and contracts for sale of shares			23,076,922
Deferred share units vesting period			5 years
Proceeds from issuing shares			$ 1,500
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [Member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest						55.00%
Put option						$ 1,669	$ 1,497
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Increase in controlling interests [member] | Ambev [Member]
Disclosure of collateral and contractual commitments [line items]
Consideration received				$ 900
Ownership interest				85.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Increase in controlling interests [member] | Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member] | Ambev [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage of shares sold				30.00%
Coca Cola Company [member] | Coca Cola Beverages Africa [member]
Disclosure of collateral and contractual commitments [line items]
Consideration received	$ 3,150
Ownership interest	54.50%
Compania Cervecerias Unidas S.A. [member] | Quilmes [Member]
Disclosure of collateral and contractual commitments [line items]
Consideration received					$ 50
Compania Cervecerias Unidas S.A. [member] | Ambev [Member]
Disclosure of collateral and contractual commitments [line items]
Consideration received					$ 300
Disposal of SAB's interests in MillerCoors [member]
Disclosure of collateral and contractual commitments [line items]
Disposal of business in cash		$ 12,000
Provision for purchase price adjustment		330
Purchase price adjustment amount		$ 328
Settlement agreement date		Jan. 21, 2018